Benefit or Income Cost Related to Pension and Postretirement Health Care and Life Insurance Plans (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Pension
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 374	$ 327	$ 395
Amortization of prior service cost (credit)	(5)	(8)	6
Expected return on plan assets	(1,270)	(1,181)	(1,245)
Interest cost	969	1,035	1,002
Remeasurement (gain) loss, net	(209)	2,380	(2,470)
Net periodic benefit (income) cost	(141)	2,553	(2,312)
Curtailment and termination benefits		11	4
Total	(141)	2,564	(2,308)
Health Care And Life
Defined Benefit Plan Disclosure [Line Items]
Service cost	324	258	318
Amortization of prior service cost (credit)	(287)	(253)	(247)
Expected return on plan assets	(101)	(161)	(143)
Interest cost	1,117	1,107	1,095
Remeasurement (gain) loss, net	(2,659)	4,615	(3,989)
Net periodic benefit (income) cost	(1,606)	5,566	(2,966)
Total	$ (1,606)	$ 5,566	$ (2,966)